Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE GROWTH BALANCED FUND

WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 29, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

103782 03-07	AFR037 / P501SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated January 1, 2007.

Effective immediately, the Medallion Guarantee bullet point on page 45 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 45, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103634 03-07	TIV037 / P606SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated June 26, 2006, as previously supplemented November 22, 2006, and October 3, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 61 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: (i) if the request is for over $100,000; (ii) if the address on your account was changed within the last 15 days; or (iii) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 61, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 51, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

The following information was contained within the November 22, 2006, Supplement and is included herewith for your convenience.

Effective on or about January 31, 2007, Classes A, B, and C for the Wells Fargo Advantage Dow Jones Target Today FundsSM, Wells Fargo Advantage Dow Jones Target 2010 FundsSM, Wells Fargo Advantage Dow Jones Target 2020 FundsSM, Wells Fargo Advantage Dow Jones Target 2030 FundsSM, Wells Fargo Advantage Dow Jones Target 2040 FundsSM, will close to new investors. Existing investors of these classes of the Funds will be permitted to continue to make additional investments in these classes of the Funds.

The following information was contained within the October 3, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”). The title “Class A Share Sales Charge Reductions,” the paragraph immediately following the title and the first seven bullet points referenced under the section entitled “Class A Share Charge Reductions” on page 49 are replaced with the following:

Class A Share Sales Charge Reductions and Waivers

You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.
•	You pay a lower sales charge if you are investing an amount over a breakpoint level. See “Class A Share Sales Charge Schedules” above.
•

You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.)

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g., an IRA).

103635 03-07	FR037 / P601SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

WELLS FARGO ADVANTAGE INDEX FUND

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, the paragraph titled Shareholder Servicing Plan under “How to Open an Account” section on page 18 of the Prospectus is deleted and replaced with the following:

Shareholder Servicing Plan

The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

103636 03-07	EGIV037 / P906SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

WELLS FARGO STRATEGIC SMALL CAP VALUE FUND (Class A and Class C only)

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated February 1, 2007.

Effective immediately, under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 60, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

103781 03-07	EGR037 / P901SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

WELLS FARGO ADVANTAGE HIGH INCOME FUND

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated October 1, 2006, as previously supplemented

December 4, 2006.

Effective immediately, the following bullet points, which are located on page 40 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 41 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

___________________________________________________________________________________________

The following information was contained within the December 4, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Investor Class and Class Z shares of the Funds referenced above (the “Funds”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 37 of the Investor class Prospectus and page 22 of the Class Z Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	No minimum

103638 03-07	IFIV037 / P1006SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (Class C only)

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

WELLS FARGO ADVANTAGE INCOME PLUS FUND

WELLS FARGO ADVANTAGE INFLACTION-PROTECTED BOND FUND

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

WELLS FARGO ADVANTAGE STABLE INCOME FUND

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated October 1, 2006, as previously supplemented

February 15, 2007, and October 3, 2006.

Effective immediately, the following bullet points, which are located on page 71 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 72 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 62, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

The following information was contained within the February 15, 2007, Supplement and is included herewith for your convenience.

Effective immediately, Marie Chandoha will no longer co-manage the Short Duration Government Bond Fund and Total Return Bond Fund. William Stevens and Thomas O’Connor, CFA will continue to co-manage these Funds on behalf of Wells Capital Management Incorporated. All references to Marie Chandoha in the above referenced Prospectus are deleted.

Under “The Sub-Advisers and Portfolio Managers” section beginning on page 54 of the Prospectus: (i) references to the investment activities of the Total Return Bond Fund are intended to refer to the investment activities of the Total Return Bond Portfolio, the master portfolio in which the Total Return Bond Fund invests; and (ii) the biographical information for Thomas O’Connor, CFA and William Stevens is deleted and replaced with the following.

Thomas O’Connor, CFA Short Duration Government Bond Fund Total Return Bond Fund

Mr. O’Connor is jointly responsible for managing the Short Duration Government Bond Fund and the Total Return Bond Fund, both of which he has managed since 2003. Mr. O’Connor joined Wells Capital Management in 2003 as a portfolio manager and was promoted to senior portfolio manager in 2007. Mr. O'Connor is responsible for identifying value in mortgages. Prior to joining Wells Capital Management, Mr. O’Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management from 2000 to 2003. Education: B.A., Business Administration, University of Vermont.

William Stevens Intermediate Government Income Fund Short Duration Government Bond Fund Total Return Bond Fund

Mr. Stevens is responsible for managing the Intermediate Government Income Fund, which he has managed since 2005. He is also jointly responsible for managing the Short Duration Government Bond Fund, which he has managed since 1992 and the Total Return Bond Fund, which he has managed since 1997. Mr. Stevens joined Wells Capital Management in 2003 as chief fixed income officer and senior managing director. He currently serves as senior portfolio manager and head of the Montgomery Fixed Income Investment Strategies Team. Prior to joining Wells Capital Management, Mr. Stevens was president and chief investment officer of Montgomery Asset Management, with oversight responsibility for all investment related activities, as well as co-head and founder of Montgomery’s Fixed Income Division since 1992. Education: B.A., Economics, Wesleyan University; M.B.A., Harvard Business School.

The following information was contained within the October 3, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Class A shares of the Funds referenced above (the “Funds”), except for the Government Securities Fund. The following information supplements the information found in the section entitled “Class A Shares Sales Charge Reductions and Waivers” beginning on page 61 of the Prospectus:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

103639 03-07	IFR037 / P1001SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on February 20, 2007.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 43, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

The following information was contained within the February 20, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Funds referenced above.

INTERNATIONAL VALUE FUND

Effective immediately, the “Example of Expenses” section on page 23 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;
•	Your investment has a 5% return each year;
•	You reinvest all distributions (to which sales charges do not apply); and
•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$ 719	$ 728	$ 328
3 Years	$1,903	$1,908	$1,504
5 Years	$3,061	$3,138	$2,747
10 Years	$5,841	$5,883	$5,718

If you do not sell your shares at the end of the period:
1 Year	$ 719	$ 228	$ 228
3 Years	$1,903	$1,608	$1,504
5 Years	$3,061	$2,938	$2,747
10 Years	$5,841	$5,883	$5,718

Under the Description of Principal Investment Risks beginning on page 24 of the Prospectus, effective immediately, the definition of Emerging Markets Risk is deleted and replaced with the following:

Emerging Markets Risk

Emerging markets are markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country. Emerging market securities typically present even greater exposure to the risks described under “Non-U.S. Securities Risk” and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

103640 03-07	IER037 / P301SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

WELLS FARGO ADVANTAGE VALUE FUND

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated December 1, 2006, as previously supplemented December 21, 2006.

Effective immediately, the following bullet points, which are located on page 40 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 41 of the Prospectus under “General Notes For Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 21, 2006, Supplement and is included herewith for your convenience.

This supplement contains important information about the Dividend Income Fund.

Dividend Income Fund

Effective immediately, Jennifer C. Newell, CFA is the sole portfolio manager for the Dividend Income Fund. The resulting changes to the Prospectuses are described below.

Under the Key Fund Information for the Dividend Income Fund on pages 8 Investor Class Prospectus the existing information for the portfolio managers is replaced with the following:

Portfolio Manager: Jennifer C. Newell, CFA

The “Portfolio Managers” section beginning on pages 40-41 of the Administrator Class Prospectus and page

33 of the Investor Class Prospectus is supplemented and replaced with the following:

Jennifer C. Newell, CFA

Dividend Income Fund since 2005

Ms. Newell is solely responsible for managing the Dividend Income Fund, which she had previously jointly managed from 2005 to 2006. Ms. Newell joined Wells Capital Management in 2003 as the senior portfolio manager of the Relative Yield Strategy managing institutional portfolios and mutual funds. Prior to joining Wells Capital Management, Ms. Newell managed portfolios for institutional and private clients and publicly offered mutual funds at Newell Associates from 1992 until 2003, and also served as president of Newell Associates beginning in 1998. Education: B.S., Economics, Wheaton College, Massachusetts; M.B.A., Haas School of Business at the University of California, Berkeley.

103642 03-07	LCIV037 / P106SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM

WELLS FARGO ADVANTAGE EQUITY INDEX FUND (Class A and Class B only)

WELLS FARGO ADVANTAGE GROWTH FUND (Class C only)

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

WELLS FARGO ADVANTAGE VALUE FUND

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated December 1, 2006.

Effective immediately, the following bullet points, which are located on page 50 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 51 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 42, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

103643 03-07	LCR037 / P101SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE U.S. VALUE FUND

Class Z

Supplement dated March 15, 2007, to the Prospectus dated December 1, 2006.

Effective immediately, the following bullet points, which are located on page 22 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 23 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

103675 03-07	LCZ037 / P102SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE LIFE STAGE – CONSERVATIVE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – MODERATE PORTFOLIOSM

WELLS FARGO ADVANTAGE LIFE STAGE – AGGRESSIVE PORTFOLIOSM

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated May 1, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 44 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 44, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103644 03-07	LSIV037 / P706SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Administrator Class

Supplement dated March 15, 2007, to the Prospectus dated July 1, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 38 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 38, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103645 03-07	MMAM037 / P1203SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated July 1, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 28 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 28, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103647 03-07	MMIV037 / P1206SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

WELLS FARGO ADVANTAGE MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET

Class A and Class B

Supplement dated March 15, 2007, to the Prospectus dated July 1, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 48 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 48, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103648 03-07	MMR037 / P1201SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET

Service Class

Supplement dated March 15, 2007, to the Prospectus dated July 1, 2006.

Effective immediately, the Medallion Guarantee bullet point on page 44 of the Prospectus under “How to Sell Shares” is deleted and replaced with the following:

•

Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 15 days; or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “By Phone” section on page 44, the last bullet point is deleted and replaced with the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

103649 03-07	MMS037 / P1208SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND (Class A and Class C only)

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND

WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND (Class A and Class B only)

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND (Class C only)

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND (Class C only)

Class A, Class B and Class C

Supplement dated March 15, 2007, to the Prospectus dated November 1, 2006.

Effective immediately, the following bullet points, which are located on page 59 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 60 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 51, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

103650 03-07	MIR037 / P1101SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND

WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

Investor Class

Supplement dated March 15, 2007, to the Prospectus dated November 1, 2006, as previously supplemented December 4, 2006.

Effective immediately, the following bullet points, which are located on page 35 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 36 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and included herewith for your convenience.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 32 for Class Z of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fee and Expenses” on page 15 of the Investor Class Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.79%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	0.52%
Net Expenses[3]	0.66%

[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

103651 03-07	MIIV037 / P1106SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND

Class Z

Supplement dated March 15, 2007, to the Prospectus dated November 1, 2006, as previously supplemented December 4, 2006.

Effective immediately, the following bullet points, which are located on page 19 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 20 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and included herewith for your convenience.

Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 32 for Class Z of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$2,500	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$1,000	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

Short-Term Municipal Bond Fund

The following table replaces the Annual Fund Operating Expenses table for the Short-Term Municipal Bond Fund found in the section entitled “Fee and Expenses” on page 15 of the Investor Class Prospectus:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.79%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	0.52%
Net Expenses[3]	0.66%

[1]

The following advisory fee schedule is charged to the Fund based on the Fund’s average daily net assets: 0.40% for the first $500 million; 0.35% for the next $500 million; 0.30% for the next $2 billion; 0.275% for the next $2 billion; and 0.25% for assets over $5 billion.

[2]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company.
[3]

The adviser has committed through October 31, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees.

103652 03-07	MIZ037 / P1102SP 03/07

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

Supplement dated March 15, 2007, to the Prospectus dated October 1, 2006, as previously supplemented December 4, 2006.

Effective immediately, the following bullet points, which are located on page 44 of the Prospectus under the By Telephone/Electronic Funds Transfer (EFT) section under “How to Sell Shares”, are deleted:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 30 days) or transferred to a linked bank account.

and replaced by the following:

•

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

•	A check will be mailed to the address on record (if there has been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

The Medallion Guarantee bullet point on page 45 of the Prospectus under “General Notes for Selling Shares” is deleted and replaced with the following:

•

Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

The following information was contained within the December 4, 2006, Supplement and included herewith for your convenience.

This supplement contains important information about the shares of the Portfolios referenced above (the “Portfolios”). Effective immediately, the following minimum investment information replaces the minimum investment information found in the section entitled “How to Buy Shares” beginning on page 41 of the Prospectus:

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts	$1,000	$100
Automatic Investment Plans	$50	$50
IRAs, IRA rollovers, Roth IRAs	$250	$100
UGMA/UTMA accounts	$1,000	$50
Employer-Sponsored Retirement Plans	no minimum	no minimum

103687 03-07	WBP037 / P810SP 03/07